Basis of presentation and Summary of Significant Accounting Policies - Schedule of calculation of basic and diluted net income (loss) per common stock (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator
Allocatin of net loss,as adjusted			$ 0				$ (31,545,000)	$ (10,019,000)
Denominator:
Basic weighted average shares outstanding							111,911,127	121,358,898
Diluted weighted average shares outstanding							111,911,127	121,358,989
Basic net loss per common stock							$ (0.28)	$ (0.08)
Diluted net loss per common stock							$ (0.28)	$ (0.08)
DPCM Capital, Inc [Member]
Numerator
Allocatin of net loss,as adjusted	$ 5,592,693	$ (1,333,958)		$ 2,170,190	$ 14,064,062	$ (27,406,287)	$ 24,245,377
Common Class A [Member] | DPCM Capital, Inc [Member]
Numerator
Allocatin of net loss,as adjusted	$ 4,474,154	$ (1,067,166)		$ 1,736,152	$ 11,251,250	$ (17,839,941)	$ 19,396,302
Denominator:
Basic weighted average shares outstanding	30,000,000	30,000,000		30,000,000	30,000,000	13,986,486	30,000,000
Diluted weighted average shares outstanding	30,000,000	30,000,000		30,000,000	30,000,000	13,986,486	30,000,000
Basic net loss per common stock	$ 0.15	$ (0.04)		$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Diluted net loss per common stock	$ 0.15	$ (0.04)		$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Common Class B [Member] | DPCM Capital, Inc [Member]
Numerator
Allocatin of net loss,as adjusted	$ 1,118,539	$ (266,792)		$ 434,038	$ 2,812,812	$ (9,566,346)	$ 4,849,075
Denominator:
Basic weighted average shares outstanding	7,500,000	7,500,000		7,500,000	7,500,000	7,500,000	7,500,000
Diluted weighted average shares outstanding	7,500,000	7,500,000		7,500,000	7,500,000	7,500,000	7,500,000
Basic net loss per common stock	$ 0.15	$ (0.04)		$ 0.06	$ 0.38	$ (1.28)	$ 0.65
Diluted net loss per common stock	$ 0.15	$ (0.04)		$ 0.06	$ 0.38	$ (1.28)	$ 0.65